FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2015
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT [Abstract]
Schedule of Fair Values of Derivative Instruments

Fair values of derivative instruments:

	Asset derivatives
As of December 31, 2015	Thousands of US dollars
	Balance sheet location	Fair value
Derivatives designated as hedging instruments:
Foreign exchange contracts	Other current Assets	1,063

	Liability derivatives
As of December 31, 2014	Thousands of US dollars
	Balance sheet location	Fair value
Derivatives designated as hedging instruments:
Foreign exchange contracts	Other current Assets	1,580
	Other no current Assets	984
		2,564

Amounts reclassified to statement of income:

Derivatives designated as hedging instruments	Location of loss recognized in income	Amount of gain recognized in income
Year ended December 31, 2015		Thousands of US dollars

Foreign exchange contracts	Cost of revenues	1,616

Derivatives designated as hedging instruments	Location of loss recognized in income	Amount of gain recognized in income
Year ended December 31, 2014		Thousands of US dollars

Foreign exchange contracts	Cost of revenues	39

Schedule of Financial Assets Measured at Fair Value on a Recurring Basis
	December 31, 2015
(in thousands)	Level 1	Level 2	Level 3

Trading securities	2,035
Derivatives designated as hedging instruments	-	1,063	-

	December 31, 2014
(in thousands)	Level 1	Level 2	Level 3

Trading securities	2,362
Derivatives designated as hedging instruments	-	2,564	-